RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN	12 Months Ended
Sep. 30, 2019
RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN
RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN

12.         RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN

On May 3, 2016, the Company awarded 2,000,000 shares of Restricted Stock to members of the Board of Directors and management in a private placement in reliance upon an exemption from registration afforded by Section 4(a)(2) of the Securities Act. The shares subject to this grant are outside the 2013 Plan and 100% shall fully vest on the second anniversary of the date of grant. On May 1, 2018, the vesting date for 1,767,000 shares was amended to November 2018. In addition, in the event of a Change of Control (as such term is defined in the 2013 Plan), 100% of the grants will immediately vest. During the fiscal years ended September 30, 2019 and 2018, 1,767,000 and  233,000 shares of restricted stock, respectively, awarded outside the 2013 Plan vested.

Restricted Stock activity in shares for the years ended September 30, 2019 and 2018 is as follows:

	September 30,	September 30,
	2019	2018
Non Vested at beginning of year	1,767,000	2,000,000
Awarded	—	—
Vested	(1,767,000)	(233,000)
Forfeited	—	—
Non Vested at end of year	—	1,767,000

The weighted average restricted stock award date fair value information for the years ended September 30, 2019 and 2018 follows:

	September 30,	September 30,
	2019	2018
Non Vested at beginning of year	$0.39	$0.39
Awarded	—	—
Vested	0.39	—
Forfeited	—	—
Non Vested at end of year	$—	$0.39

For the years ended September 30, 2019 and 2018, compensation expense recorded for the restricted stock awards was approximately $0 and $229,000, respectively.